Leases (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022
Leases
Schedule of Operating Lease Liabilities

Supplemental balance sheet information related to leases as of October 31, 2022 was as follows:

Operating Leases:	As of October 31, 2022	As of July 31, 2022
Operating lease right-of-use assets	$3,931,083	$4,665,515
Operating Leases:
Current portion included in current liabilities	$978,570	$1,111,571
Long-term portion included in non-current liabilities	3,513,897	4,126,636
Total operating lease liabilities	$4,492,467	$5,238,207

Supplemental balance sheet information related to leases as of July 31, 2022 and 2021 is as follows:

Operating Leases:	As of July 31, 2022	As of July 31, 2021
Operating lease right-of-use assets	$4,665,515	$5,445,744
Operating Leases:
Current portion included in current liabilities	$1,111,571	$845,483
Long-term portion included in non-current liabilities	4,126,636	5,238,207
Total operating lease liabilities	$5,238,207	$6,083,690

Schedule of Lease Expenses

Supplemental lease expense related to leases is as follows:

	For the Three Months Ended October 31, 2022	For the Three Months Ended October 31, 2021
Operating lease cost	$379,116	$369,792
Total lease expense	$379,116	$369,792

Supplemental lease expense related to leases is as follows:

	For the Year Ended July 31, 2022	For the Year Ended July 31, 2021
Operating lease cost	$1,506,546	$1,482,956
Total operating lease cost	$1,506,546	$1,482,956

Schedule of Other Information Related to Leases	Other information related to leases where the Company is the lessee is as follows:
As of October 31, 2022
Weighted-average remaining lease term	3.9 years
Weighted-average discount rate	10.13%

Other information related to leases where the Company is the lessee is as follows:

	As of July 31, 2022	As of July 31, 2021
Weighted-average remaining lease term	4.0 years	5.0 years
Weighted-average discount rate	9.97%	9.95%

Schedule of Cash Flow Information Related to Operating Leases

Supplemental cash flow information related to operating leases is as follows:

	For the Three Months Ended October 31, 2022	For the Three Months Ended October 31, 2021
Cash paid for operating lease liabilities	$390,424	$380,284
Total cash flows related to operating lease liabilities	$390,424	$380,284

Supplemental cash flow information related to operating leases are as follows:

	For the Year Ended July 31, 2022	For the Year Ended July 31, 2021
Cash paid for operating lease liabilities	$1,543,000	$1,272,290
Total cash flows related to operating lease liabilities	$1,543,000	$1,272,290

Schedule of Future Minimum Lease Payments Under Non-Cancellable Lease

Future minimum lease payments under non-cancellable leases as of October 31, 2022 is as follows:

Years ending July 31,
2023 – the remainder of the fiscal year	$1,054,361
2024	1,350,056
2025	1,390,558
2026	1,432,274
2027	240,688
Total minimum lease payments	5,467,937
Less: Imputed interest	(975,470)
Total	$4,492,467

Future minimum lease payments under non-cancellable leases as of July 31, 2022 is as follows:

Years ending July 31,
2023	$1,585,224
2024	1,539,142
2025	1,516,126
2026	1,533,882
2027	240,688
Total minimum lease payments	6,415,062
Less: Imputed interest	(1,176,855)
Total	$5,238,207